Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash, cash equivalents and restricted cash	$ 91,818	$ 163,177
Accounts receivable, net of allowance for credit losses of $6,717 and $4,042, respectively	55,660	45,179
Inventories, net	215,913	234,782
Assets held for sale	17,795	180,452
Prepaid expenses and other current assets	30,397	28,835
Current portion of note receivable	7,020	0
Total current assets	418,603	652,425
Deferred tax asset	419	1,564
Property, plant and equipment, net	571,627	595,846
Right-of-use assets, finance lease, net	143,203	156,586
Right-of-use assets, operating lease, net	118,435	118,155
Intangible assets, net	1,172,445	1,213,303
Goodwill	626,628	625,129
Investments	2,477	2,797
Income tax receivable	30,168	33,296
Other assets	12,571	15,459
Total assets	3,096,576	3,414,560
Current liabilities:
Accounts payable	79,319	80,789
Accrued expenses	101,311	103,311
Income tax payable	198,056	149,569
Lease liabilities, finance lease - current	9,428	8,340
Lease liabilities, operating lease - current	15,993	17,001
Notes payable - current	39,478	51,882
Contingent consideration liability - current	11,901	18,538
Liabilities held for sale	9,173	36,529
Deferred consideration liability - current	22,342	24,446
Financial obligation - current	5,777	4,740
Other current liabilities	1,256	1,723
Total current liabilities	494,034	496,868
Deferred tax liability	297,185	308,974
Notes payable, net	548,289	570,788
Lease liabilities, finance lease	159,961	167,411
Lease liabilities, operating lease	110,398	113,307
Uncertain tax position	79,142	94,516
Contingent consideration liability	4,724	10,572
Deferred consideration liability	21,310	36,854
Financial obligation	208,895	214,139
Other long-term liability	1,346	313
Total liabilities	1,925,284	2,013,742
Commitment and contingencies
Temporary equity:
Redeemable non-controlling interest contingency	120,650	121,113
Shareholders’ equity:
Additional paid-in capital	2,204,318	2,163,061
Treasury shares	(1,050)	(5,208)
Accumulated other comprehensive loss	(11,875)	(18,594)
Accumulated deficit	(1,140,751)	(859,554)
Total shareholders’ equity	1,050,642	1,279,705
Total liabilities, temporary equity and shareholders’ equity	$ 3,096,576	$ 3,414,560